Financial Income and Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income:
Interest income, bank					$ 13
Change in fair value of warrant liability					395
Foreign exchange gains					2,423	$ 2,039	$ 216
Total financial income	$ 72	$ 703	$ 404	$ 2,761	2,831	2,039	216
Financial expenses:
Interest expenses					(34)	(5)	(29)
Interest expenses, lease liabilities					(176)	(123)
Interest expenses, loan from lessor					(588)	(31)
Foreign exchange losses					(710)	(756)	(194)
Total financial expenses	$ (182)	$ (535)	$ (786)	$ (918)	(1,508)	(915)	(223)
Net financial items					$ 1,323	$ 1,124	$ (7)